Long-Term Debt (Other Boyd Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 06, 2015	Nov. 20, 2012
For the year ending December 31,
Outstanding principal	$ 3,322,475
Unamortized discount	2,702	$ 15,332
Interest	35,337	33,985
Gain Loss on Early Retirements of Debt	(40,733)	(1,536)	$ (28,346)
Peninsula Gaming | Promissory Note
For the year ending December 31,
Interest rate for period up to one year after issue date					0.00%
Interest rate, from one year up to two years after issue date					6.00%
Interest rate, from two years up to three years after issue date					8.00%
Interest rate, from and after three years after issue date					10.00%
Boyd
For the year ending December 31,
Outstanding principal	2,309,725	2,389,165
Unamortized discount	2,702	15,332
Gain Loss on Early Retirements of Debt	(30,829)	0	$ (25,001)
Holdco Note | Boyd | Other
For the year ending December 31,
Interest added to principal	6,100	$ 8,700
6.75% senior subordinated notes due 2014 | Boyd | Senior Subordinated Notes
For the year ending December 31,
Outstanding principal				$ 157,800
Interest				$ 5,800
Gain Loss on Early Retirements of Debt	7,900
Fair Value, Inputs, Level 3 [Member] | Holdco Note | Boyd | Fixed Rate Debt
For the year ending December 31,
Outstanding principal	$ 143,000